Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of carrying value
	Carrying Value as of December 31, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$1,034	$—	$—	$1,034
U.S. Treasury Bills	194,223,748	43,626	—	194,267,374
	$194,224,782	$43,626	$—	$194,268,408
	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$1,483	$—	$—	$1,483
U.S. Treasury Bills	191,652,478	—	(12,912)	191,639,566
	$191,653,961	$—	$(12,912)	$191,641,049

Schedule of basic and diluted net income per share
	For the Year Ended December 31, 2022		For the Period from April 19, 2021 (Inception) through December 31, 2021
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$5,627,425	$1,540,313	$45,224	$255,209

Denominator:
Weighted-average shares outstanding	18,975,000	5,193,750	738,327	4,166,586
Basic and diluted net income per share	$0.30	$0.30	$0.06	$0.06

Schedule of balance sheet are reconcile
Gross proceeds	$189,750,000
Less:
Proceeds allocated to Public Warrants	(4,204,248)
Common stock issuance costs	(7,701,178)
Plus:
Accretion of redeemable common stock	13,802,926
Contingently redeemable common stock, December 31, 2021	$191,647,500
Plus:
Accretion of redeemable common stock	1,877,984
Contingently redeemable common stock, December 31, 2022	$193,525,484